Stock Based Compensation Plans (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]		9,939,500
[custom:OptionsAvailableForGrant-0]		5,704,857
[custom:RepricedOptions]	4,369,565
[custom:ReductionOfExercisePrice]	$ 0.76
[custom:NoncashCompensationExpense]	$ 500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		50,000	260,000
[custom:OptionExpense]		$ 70,544	$ 644,722
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.70	$ 0.72
Amount Payable In Event Of Change Of Control		$ 6,700,000